Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 34,151	$ 21,273
Accumulated amortization	9,799	7,052
Net book value	24,352	14,221
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	15,830	15,830
Accumulated amortization	4,948	3,365
Net book value	10,882	12,465
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,131	1,131
Accumulated amortization	353	240
Net book value	778	891
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, Cost	4,347	4,312
Accumulated amortization	3,642	3,447
Net book value	705	$ 865
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	12,843
Accumulated amortization	856
Net book value	$ 11,987